As filed with the Securities and Exchange Commission on March 7, 2007
                                    Investment Company Act File Number 811-5698



                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR
                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES



                         TAX EXEMPT PROCEEDS FUND, INC.
               (Exact name of registrant as specified in charter)


                                600 Fifth Avenue
                               New York, NY 10020
               (Address of principal executive offices) (Zip code)


                                 ROSANNE HOLTZER
                     C/O REICH & TANG ASSET MANAGEMENT, LLC
                                600 FIFTH AVENUE
                            NEW YORK, NEW YORK 10020
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 212-830-5200

Date of fiscal year end:   June 30

Date of reporting period:  December 31, 2006

ITEM 1: REPORT TO STOCKHOLDERS

-------------------------------------------------------------------------------
TAX EXEMPT PROCEEDS FUND, INC.
EXPENSE CHART
FOR THE SIX MONTHS ENDED DECEMBER 31, 2006
(UNAUDITED)
===============================================================================


As a shareholder of the Fund, you incur the following ongoing costs: management fees and other Fund expenses. You may also incur distribution and/or service (12b-1) fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2006 through December 31, 2006.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


-----------------------------------------------------------------------------------------------------------------------------------
                                                        Beginning Account Value  Ending Account Value      Expenses Paid During the
                                                                 07/01/06                12/31/06                    Period*
-----------------------------------------------------------------------------------------------------------------------------------
  Actual                                                        $1,000.00               $1,016.10                     $2.03
-----------------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before                                $1,000.00               $1,023.19                     $2.04
  expenses)
-----------------------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratios of 0.40% multiplied by the average account value over the period (July 1, 2006 through December 31, 2006, multiplied by 184/365 (to reflect the most recent fiscal half-year).

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
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TAX EXEMPT PROCEEDS FUND, INC.
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006
(UNAUDITED)
===============================================================================

                                                                                                                     Ratings (a)
                                                                                                                  -----------------
   Face                                                                    Maturity    Current       Value                 Standard
  Amount                                                                     Date     Coupon (b)    (Note 1)      Moody's  & Poor's
--------                                                                     ----     ----------    --------      -------  --------
Put Bonds (c) (2.27%)
-----------------------------------------------------------------------------------------------------------------------------------
$4,000,000 Intermountain Power Agency (Utah Power Supply) - Series F
           Insured by AMBAC Assurance Corp.                                03/15/07      3.53%     $ 4,000,000     VMIG-1     A1
----------                                                                                         -----------
 4,000,000  Total Put Bonds                                                                          4,000,000
----------                                                                                         -----------

Tax Exempt Commercial Paper (5.12%)
-----------------------------------------------------------------------------------------------------------------------------------
$7,000,000 Rhode Island Health and Educational Building                    01/05/07      3.85%       7,000,000       P-1      A1+
 2,000,000 York County, PA IDA PCRB
           (Philadelphia Electric Co. Project) - Series 1993A
           LOC BNP Paribas                                                 02/08/07      3.60      $ 2,000,000       P-1      A1+
----------                                                                                         -----------
 9,000,000 Total Tax Exempt Commercial Paper                                                         9,000,000
----------                                                                                         -----------
Tax Exempt General Obligation Notes & Bonds (17.15%)
-----------------------------------------------------------------------------------------------------------------------------------
$5,935,000 City of Chicopee, MA BAN                                        08/15/07      4.35%     $ 5,960,871      MIG-1
 3,000,000 Colorado State General Fund TRAN - Series 2006A                 06/27/07      4.50        3,010,366      SP-1+
 1,955,000 Evendale, OH Tax Increment RB
           LOC Fifth Third Bank                                            05/15/07      3.85        1,955,000       P-1      A-1+
 2,000,000 Lake Geneva - Genoa City Union School District                  01/22/07      4.00        2,000,968      MIG-1
 3,000,000 Plaquemines,LA Port, Harbor, & Terminal District Port Facility  08/31/07      3.85        3,000,000       P-1      A-1+
 2,000,000 Puerto Rican Commonwealth TRAN                                  07/30/07      4.50        2,011,235      MIG-1     SP-1+
 2,200,000 School District of Fort Atkinson                                04/01/07      4.00        2,202,329      MIG-1
 3,000,000 State of New Mexico                                             06/29/07      4.50        3,010,485      MIG-1     SP-1+
 3,000,000 Texas State TRAN - Series 2005                                  08/31/07      4.50        3,018,041      MIG-1     SP-1+
 4,000,000 Vermont Educational & Health Building Financing Agency          11/01/07      3.58        4,000,000                A-1+
----------                                                                                         -----------
30,090,000 Total Tax Exempt General Obligation Notes & Bonds                                        30,169,296
----------                                                                                         -----------
Variable Rate Demand Instruments (d) (73.05%)
-----------------------------------------------------------------------------------------------------------------------------------
$5,000,000 ABN AMRO Munitops Certificate Trust, - Series 2006-9
           (Alaska International Airports System RB - Series 2006B-D)
           Insured by MBIA Insurance Corpopration                          10/01/14      3.96%     $ 5,000,000
2,000,000  City of Lakeland, FL (South College)
           LOC SunTrust Bank                                               09/01/29      3.91        2,000,000     VMIG-1
1,000,000  City of Olathe, KS Health Finance RB
           (Olathe Medical Center) - Series A
           Insured by AMBAC Assurance Corp.                                09/01/32      4.00        1,000,000                A1+

-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------



===============================================================================

                                                                                                                     Ratings (a)
                                                                                                                  -----------------
   Face                                                                    Maturity    Current       Value                 Standard
  Amount                                                                     Date     Coupon (b)    (Note 1)      Moody's  & Poor's
--------                                                                     ----     ----------    --------      -------  --------
Variable Rate Demand Instruments (d) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$3,000,000 Chicago,IL Second Lien Water Revenue Refunding Bonds-Series 2004
           Insured by MBIA Insurance Corp.                                  11/01/31     3.91%     $ 3,000,000     VMIG-1     A1+
 1,900,000 Clark County, NV (School District) - Series A
           Insured by FSA                                                   06/15/21     3.85        1,900,000     VMIG-1     A1+
 5,000,000 Columbus, OH Regular Port Authority Capital Funding              12/01/36     3.93        5,000,000     VMIG-1
 3,700,000 County of Franklin, OH HRB (US Health Corporation.) - Series A
           LOC Citibank N.A.                                                12/01/21     3.89        3,700,000     VMIG-1
 4,920,000 Cuyahoga County, OH (Cleveland Health Education Museum Project)
           LOC Key Bank N.A.                                                03/01/32     3.94        4,920,000     VMIG-1
 1,200,000 Emmaus, PA General Authority Local Government
           (Westchester Area School District Project) - Series 1989 B-24
           LOC Depfa Bank PLC                                               03/01/24     3.95        1,200,000                A1+
 1,050,000 Emery County, UT PCRB
           Insured by AMBAC Assurance Corp.                                 11/01/24     4.00        1,050,000       P-1      A1+
 3,440,000 Florida HFC (Cypress Lake Apartments) - Series M-1
           LOC Federal Home Loan Mortgage Corp.                             11/01/32     3.91        3,440,000                A1+
 3,000,000 Forsyth, MT PCRB (Pacificorp Project)
           LOC BNP Paribas                                                  01/01/18     4.00        3,000,000       P-1      A1+
 4,000,000 Fulton County, GA Housing Authority MHRB
           (Greenhouse Holcomb Project)
           Collateralized by Federal National Mortgage Association          04/01/30     3.93        4,000,000                A1+
 3,200,000 Harris County, TX IDC RB(Odfjell Terminal Project)- Series 1998
           LOC Royal Bank of Canada                                         02/01/20     3.95        3,200,000                A1+
 1,495,000 Houston County, GA Development Authority
           (Middle Georgia Community Action Agency) - Series 2001
           LOC Columbus Bank & Trust Company                                01/01/31     4.06        1,495,000       P-1      A1
 1,900,000 Indiana HEFA (Rehabilitation Hospital of Indiana)
           LOC National City Bank                                           11/01/20     3.93        1,900,000     VMIG-1
 2,300,000 Jacksonville, (University of Florida Health
           Science Center) - Series 1989
           LOC Bank of America, N.A.                                        07/01/19     3.98        2,300,000     VMIG-1
 3,890,000 Jefferson County, AL Public Park & Recreation Board
           (YMCA Project) - Series 2005
           LOC Amsouth Bank                                                 10/01/25     3.95        3,890,000     VMIG


-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

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TAX EXEMPT PROCEEDS FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2006
(UNAUDITED)
===============================================================================

                                                                                                                     Ratings (a)
                                                                                                                  -----------------
   Face                                                                    Maturity    Current       Value                 Standard
  Amount                                                                     Date     Coupon (b)    (Note 1)      Moody's  & Poor's
--------                                                                    ------    ----------    --------      -------  --------
Variable Rate Demand Instruments (d) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$4,810,000 Kings County, WA Limited Tax Obligation Bonds - Series 2005
           (Putters - Series 1184)
           Insured by FGIC                                                  01/01/13     3.97%     $ 4,810,000                A1
 2,500,000 Lakeview,MI School District  2002 School
           Building & Site - Series B                                       05/01/32     3.93        2,500,000                A1+
 2,680,000 Lisle, IL MHRB (Four Lakes Phase V - Lisle Project) - Series 1996
           Collateralized by Federal National Mortgage Association          09/15/26     3.93        2,680,000                A1+
 5,000,000 Massachusetts Bay Transportation Authority - Series 2000         03/01/30     3.88        5,000,000     VMIG-1     A1+
 1,285,000 Massachusetts HEFA
           (Capital Asset Program) - Series C
           Insured by MBIA Insurance Corp                                   07/01/10     3.88        1,285,000     VMIG-1     A1+
 2,000,000 Metropolitian Atlantic Rapid Transit Authority - Series 2000A
           LOC Westdeutsche Landesbank/Bayerische Landesbank                07/01/25     3.96        2,000,000     VMIG-1     A1+
 4,500,000 Metropolitian Transportation Authority, NY - Series 2005E-2
           LOC Fortis Bank                                                  11/01/35     3.95        4,500,000     VMIG-1     A1+
 3,900,000 Michigan Higher Education Facility Authority RB
           (Hope College Project) - Series 2002B
           LOC Fifth Third Bank                                             04/01/32     3.92        3,900,000                A1+
 2,100,000 Montgomery, AL IDRB Pollution Control & Solid Waste Disposal
           (General Electric Company Project)                               05/01/21     3.88        2,100,000     VMIG-1     A1+
 1,400,000 New Ulm, MN Hospital Facility RB
           (Health Central Systems Project) - Series 1985
           LOC Wells Fargo Bank, N.A.                                       08/01/14     4.05        1,400,000                A1+
 2,000,000 Newport, KY League of Cities Funding Trust Lease Program
           LOC US Bank, N. A.                                               04/01/32     3.99        2,000,000     VMIG-1
 2,000,000 New York, NY
           LOC Bank of America, N.A.                                        04/01/36     3.97        2,000,000     VMIG-1     A1+
 1,900,000 New York State Domitory Authority RB
           (Mental Health Services Facilities Improvement RB)- Series F-2C
           Insured by FSA                                                   07/01/25     3.98        1,900,000     VMIG-1     A1+
 2,500,000 New York State Housing Finance Agency RB
           (10 Barclays Street Housing RB) - Series A
           Guaranteed by Federal National Mortgage Association              11/15/37     3.95        2,500,000     VMIG-1
 3,125,000 North Carolina, Educational Facilities Finance RB
           (Duke University Project) - Series 1987A                         12/01/21     3.92        3,125,000     VMIG-1     A1+

-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------
TAX EXEMPT PROCEEDS FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2006
(UNAUDITED)
===============================================================================

                                                                                                                     Ratings (a)
                                                                                                                 -----------------
   Face                                                                    Maturity    Current       Value                 Standard
   Amount                                                                    Date     Coupon (b)    (Note 1)      Moody's  & Poor's
--------                                                                    -----     ----------    --------      -------  --------
Variable Rate Demand Instruments (d) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$ 2,020,000 North Carolina, Educational Facilities Finance RB
            (Duke University Project) - Series 1987A                        06/01/27     3.92%    $  2,020,000     VMIG-1     A1+
  1,200,000 North Carolina, Medical Care Commission
            (Duke University Project) - Series 1987A                        06/01/23     3.95        1,200,000     VMIG-1     A1+
  1,000,000 North Central Texas Health Facilities
            (Methodist Hospitals of Dallas) - Series 1985B
            Insured by MBIA Insurance Corp                                  10/01/15     3.97        1,000,000                A1+
  1,700,000 Oregon State GO - Series 73H                                    12/01/19     3.93        1,700,000     VMIG-1     A1+
  4,000,000 Pennsylvania EDFA (Amtrak Project) - Series 2001B
            LOC JP Morgan Chase Bank N.A.                                   11/01/41     4.08        4,000,000     VMIG-1     A1+
  4,800,000 Private Hospital Authority of Dekalb, GA
            (Egleston Childrens Hospital) - Series 1994B
            LOC SunTrust Bank                                               03/01/24     3.91        4,800,000     VMIG-1     A1+
    445,000 Reading, PA (York County General Authority) - Series 1996A
            Insured by AMBAC Assurance Corp.                                09/01/26     3.92          445,000                A1+
  4,650,000 Richardson, TX Independent School District
            (Unlimited Tax School Building Bond) - Series 2000
            Guaranteed by Texas Permanent School Fund                       08/15/24     3.91        4,650,000     VMIG-1     A1+
  4,490,000 The Eagle Tax Exempt Trust - Series 20000904 Class A
            Insured by FGIC                                                 07/01/16     3.96        4,490,000                A1+
  3,000,000 Texas State Transportation Commission Revenue - Series B        04/01/26     3.91        3,000,000     VMIG-1     A1+
  1,700,000 University of North Florida,Capital Improvement RB-Series 1994
            LOC Wachovia Bank N.A.                                          11/01/24     4.03        1,700,000     VMIG-1
  2,100,000 University of Pittsburg (The CommonWealth System of Higher
            Education)                                                      09/15/39     3.97        2,100,000     VMIG-1     A1+
  1,700,000 Valdez, AK Marine Terminal (Exxon Pipelines Co. Project)        12/01/33     3.90        1,700,000     VMIG-1     A1+
  1,995,000 Wisconsin Public Power Inc Power Supply System RB - Series 2005A
            Pulter-Series 1150
            Insured by AMBAC Assurance Corp.                                07/01/13     3.97        1,995,000     VMIG-1
-----------                                                                                       ------------
128,495,000 Total Variable Rate Demand Instruments                                                 128,495,000
-----------                                                                                       ------------
            Total Investments (97.59%) (Cost $171,664,296+)                                        171,664,296
            Cash and other assets, net of liabilities (2.41%)                                        4,232,355
                                                                                                  ------------
            Net Assets (100.00%)                                                                  $175,896,651
                                                                                                  ============
           +    Aggregate cost for federal income tax purposes is identical.

-------------------------------------------------------------------------------
The accompanying notes are an intergral part of these financial statements.

-------------------------------------------------------------------------------
TAX EXEMPT PROCEEDS FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2006
(UNAUDITED)
===============================================================================

FOOTNOTES:

(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings are those of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Certain issuers have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue. Ratings have not been audited by Sanville & Company.

(b) The interest rate shown reflects the securities current coupon, unless yield is available.

(c) The maturity date indicated for the put bond is the next put date

(d) Securities payable on demand at par including accrued interest (usually with one or seven days notice) and where indicated are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.


KEY:
   BAN      =   Bond Anticipation Note                        IDA      =   Industrial Development Authority
   EDFA     =   Economic Development Finance Authority        IDC      =   Industrial Development Corporation
   FGIC     =   Financial Guaranty Insurance Company          IDRB     =   Industrial Development Revenue Bond
   FSA      =   Financial Security Assurance                  LOC      =   Letter of Credit
   GO       =   General Obligation                            MHRB     =   Multi-Family Housing Revenue Bond
   HEFA     =   Health and Education Facilities Authority     PCRB     =   Pollution Control Revenue Bond
   HFC      =   Housing Finance Commission                    RB       =   Revenue Bond
   HRB      =   Hospital Revenue Bond                         TRAN     =   Tax and Revenue Anticipation Note


-------------------------------------------------------------------------------
The accompanying notes are an integral part of thee financial statemnets.

-------------------------------------------------------------------------------
TAX EXEMPT PROCEEDS FUND, INC.
BREAKDOWN OF PORTFOLIO HOLDINGS
DECEMBER 31, 2006
(UNAUDITED)
===============================================================================


------------------------- ---------------------------- ------------------------

         States                      Value                     % of Portfolio
------------------------- ---------------------------- ------------------------

Alabama                           $   5,990,000                      3.49%
Alaska                                6,700,000                      3.90%
Colorado                              3,010,366                      1.75%
Florida                              13,930,000                      8.11%
Georgia                              12,295,000                      7.16%
Illinois                              5,680,000                      3.31%
Indiana                               1,900,000                      1.11%
Kansas                                1,000,000                      0.58%
Kentucky                              2,000,000                      1.17%
Louisiana                             3,000,000                      1.75%
Massachusetts                        12,245,871                      7.13%
Michigan                              6,400,000                      3.73%
Minnesota                             1,400,000                      0.82%
Montana                               3,000,000                      1.75%
Nevada                                1,900,000                      1.11%
New Mexico                            3,010,485                      1.75%
New York                             10,900,000                      6.35%
North Carolina                        6,345,000                      3.70%
Ohio                                 15,575,000                      9.07%
Oregon                                1,700,000                      0.99%
Pennsylvania                          9,745,000                      5.68%
Puerto Rico                           2,011,235                      1.17%
Rhode Island                          7,000,000                      4.08%
Texas                                14,868,041                      8.66%
Utah                                  5,050,000                      2.94%
Vermont                               4,000,000                      2.33%
Washington                            4,810,000                      2.80%
Wisconsin                             6,198,298                      3.61%
------------------------- ---------------------------- ------------------------
------------------------- ---------------------------- ------------------------
Total                             $ 171,664,296                    100.00%
------------------------- ---------------------------- ------------------------

-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------
TAX EXEMPT PROCEEDS FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2006
(UNAUDITED)

===============================================================================


ASSETS
  Investments in securities, at amortized cost (Note 1)......................................      $    171,664,296
  Receivable for fund shares sold............................................................             3,783,238
  Accrued interest receivable................................................................             1,125.104
       Total assets..........................................................................           176,572,638


LIABILITIES

  Due to custodian...........................................................................               237,194
  Dividends payable..........................................................................               377,756
  Payable to affiliates*.....................................................................                61,037
       Total liabilities.....................................................................               675,987
  Net assets.................................................................................         $ 175,896,651


SOURCE OF NET ASSETS:

  Net capital paid in on shares of capital stock (Note 3)....................................      $    175,899,837
  Accumulated net realized losses............................................................                (3,186)
  Net assets.................................................................................      $    175,896,651
  Net asset value, per share (Note 3):
     ($175,896,651 applicable to 175,902,018 shares outstanding).............................              $   1.00



  *  Fee payable to Reich & Tang Asset Management, LLC.


-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

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TAX EXEMPT PROCEEDS FUND, INC.
STATEMENT OF OPERATIONS
SIX MONTHS ENDED DECEMBER 31, 2006
(UNAUDITED)
===============================================================================



INVESTMENT INCOME
Interest income.........................................................................    $   3,108,202

Expenses (Note 2).......................................................................        (347,292)
                                                                                            -------------

Net investment income...................................................................        2,760,910



REALIZED GAIN ON INVESTMENTS

Net realized gain on investments........................................................              -0-
                                                                                            -------------

Net increase in net assets from operations..............................................    $   2,760,910
                                                                                            =============





-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

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TAX EXEMPT PROCEEDS FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

===============================================================================




                                                                          Six Months Ended             Year
                                                                          December 31, 2006           Ended
                                                                            (Unaudited)            June 30, 2006
                                                                           -------------           --------------


INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net investment income............................................   $     2,760,910         $     4,049,446
    Net realized gain on investments.................................               -0-                     -0-
                                                                        ---------------         ---------------
    Net increase in net assets resulting from operations.............         2,760,910               4,049,446
Dividends to shareholders from net investment income.................        (2,760,910)             (4,049,446)
Capital share transactions (Note 3)..................................        20,638,963               4,474,164
        Total increase (decrease)....................................        20,638,963               4,474,164
                                                                        ---------------         ---------------
Net assets:
    Beginning of period..............................................       155,257,688             150,783,524
                                                                        ---------------         ---------------
    End of period....................................................   $   175,896,651         $   155,257,688
                                                                        ===============         ===============
Undistributed net investment income..................................               -0-                     -0-
                                                                        ===============         ===============





-------------------------------------------------------------------------------
The accompanying notes are an integral part of theses financial statemnets.

-------------------------------------------------------------------------------
TAX EXEMPT PROCEEDS FUND, INC.
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)
===============================================================================



1. Summary of Accounting Policies

Tax Exempt Proceeds Fund, Inc. ("Fund") is a no-load, diversified, open-end management investment company registered under the Investment Company Act of 1940. This Fund is a short term, tax exempt money market fund. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America for investment companies as follows:

   a) Valuation of Securities -
   Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount through demand or the period remaining until the next interest rate adjustment.

   b) Federal Income Taxes -
   It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income, if any, to its shareholders.
     Therefore, no provision for federal income tax is required.

   c) Dividends and Distributions -
   Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Directors.

   d) Use of Estimates -
   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

   e) General -
   Securities transactions are recorded on a trade date basis. Interest income including accretion of discount and amortization of premium, is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis.

2. Investment Management Fees and Other Transactions with Affiliates
Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management, LLC (the "Manager") at the annual rate of .40 of 1% per annum of the Fund's average daily net assets up to $250 million; .35 of 1% per annum of the average daily net assets between $250 million and $500 million; and .30 of 1% per annum of the average daily net assets over $500 million. The Management Contract also provides that the Manager will bear the cost of all other expenses of the Fund. Therefore, the fee payable under the Management Contract will be the only expense of the Fund.

Pursuant to a Distribution Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and the Manager have entered into a Distribution Agreement. The Fund's Board of Directors has adopted the plan in case certain expenses of the Fund are deemed to constitute indirect payments by the Fund for distribution expenses.

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
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TAX EXEMPT PROCEEDS FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)
===============================================================================


3. Capital Stock
At December 31, 2006, 20,000,000,000 shares of $.001 par value stock were authorized and paid in capital amounted to $168,333,361. Transactions in capital stock, all at $1.00 per share, were as follows:


                                               Six Months Ended                   Year
                                               December 31, 2006                  Ended
                                                  (Unaudited)                 June 30, 2006
                                                  -----------                 -------------
Sold......................................         472,883,422                 906,402,669
Issued on reinvestment of dividends.......             722,088                   1,398,146
Redeemed..................................        (452,966,547)               (903,326,651)
Net increase (decrease)...................          20,638,963                   4,474,164


4. Tax Information
Accumulated undistributed realized losses at December 31, 2006 amounted to $3,186. This amount represents tax basis capital losses which may be carried forward to offset future gains. Such losses expire through June 30, 2008. The tax character of all distributions paid during the years ended June 30, 2006 and 2005 were tax-exempt. At June 30, 2006, the Fund had no distributable earnings.

In July 2006, the Financial Accounting Standards Board (the "FASB") issued Interpretation No.48, "Accounting for uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109" ("the Interpretation"). The Interpretation establishes for all entities, including pass-through entities such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filling tax returns (including whether an entity is taxable in a particular jurisdiction) and requires certain expanded tax disclosures. The Interpretation is required to be implemented for a calendar-year open-end fund no later than its June 29, 2007 NAV, and is to be applied to all open tax years as of the date of effectiveness. Management has begun to evaluate the application of the Interpretation to the Fund, and is not in a position at the time to estimate the significance of its impact, if any, on the Fund's financial statements.

5. Financial Highlights
                                            Six Months Ended                          Year Ended June 30,
                                                                      -----------------------------------------------------------
                                           December 31, 2006
                                               (Unaudited)          2006         2005         2004         2003          2002
                                               -----------         ------       ------       ------       ------        ------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period.           $  1.00           $  1.00      $  1.00      $  1.00      $  1.00      $   1.00
Income from investment operations:
    Net investment income............             0.016             0.025        0.014        0.006        0.009         0.015
Less distributions from:
    Dividends from net investment income         (0.016)           (0.025)      (0.014)      (0.006)      (0.009)       (0.015)
Net asset value, end of period.......           $  1.00           $  1.00      $  1.00      $  1.00      $  1.00      $   1.00
Total Return.........................              1.61%(a)          2.57%        1.36%        0.60%        0.92%         1.48%
Ratios/Supplemental Data
Net assets, end of period (000's)....           $175,897          $155,258      $150,784     $170,362     $190,422     $ 201,725
Ratios to average net assets:
  Expenses ..........................              0.40%(b)          0.40%        0.40%        0.40%        0.40%         0.40%
  Net investment income..............              3.18%(b)          2.55%        1.34%        0.59%        0.92%         0.92%
(a)      Not annualized
(b)      Annualized


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
-------------------------------------------------------------------------------
TAX EXMEMPT PROCEEDS FUND, INC.
ADDITIONAL INFORMATION
(UNAUDITED)
===============================================================================

ADDITIONAL INFORMATION ABOUT PORTFOLIO HOLDINGS

The Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") on Form N-Q for its first and third fiscal quarters. The Fund's Form N-Q is available without charge on the SEC's website (http://www.sec.gov) or by calling the Fund toll free at (800) 433-1918. You can also obtain copies of the Fund's Form N-Q by visiting the SEC's Public Reference Room in Washington, DC (please call the SEC at (800) 732-0330 for information on the operation of the Public Reference Room).

INFORMATION ABOUT PROXY VOTING

Information regarding the Fund's proxy voting record for the 12 month period ending June 30 of each year is filed with the SEC on Form N-PX no later than August 31 of each year. The Fund's Form N-PX is available without charge, upon request, by calling the Fund at (800) 433-1918 and on the SEC's website (http//www.sec.gov). The Fund does not presently invest in voting securities and has therefore not adopted proxy voting policies and procedures.

INFORMATION ABOUT THE INVESTMENT MANAGEMENT CONTRACT

On September 21, 2006, the Board of Directors approved the continuance of the Investment Management Contract. In determining whether to approve the continuance of the Investment Management Contract, the Directors considered the following information:

  1) The nature, extent and quality of services provided by the Manager.

The Directors reviewed in detail the nature and extent of the services provided by the Manager under the terms of the Fund's Investment Management Contract and the quality of those services over the past year. The Directors noted that the services include managing the investment and reinvestment of the Fund's assets; the provision of reports to the Directors regarding changes in portfolio holdings, important developments affecting the entities whose securities are included in the Fund's portfolio, and the money market industry and the economy in general; and the compensation of all officers, directors and employees of the Fund who are officers of the Manager or its affiliates. The Directors evaluated these factors based on their direct experience with the Manager and in consultation with Paul Hastings. The Directors concluded that the nature and extent of the services provided under the Investment Management Contract were reasonable and appropriate in relation to the management fee, that the level of services provided by the Manager had not diminished over the past year and that the quality of services continues to be high. The Directors reviewed the personnel responsible for providing advisory services to the Fund and concluded, based on their experience and interaction with the Manager, that (i) the Manager was able to retain quality portfolio managers and other personnel; (ii) the Manager exhibited a high level of diligence and attention to detail in carrying out its advisory responsibilities under the Investment Management Contract;
(iii) the Manager was responsive to requests of the Directors; and (iv) the Manager had kept the Directors apprised of developments relating to the Fund and the industry in general. The Directors also focused on the Manager's reputation and long-standing relationship with the Fund and, in particular, the experience


--------------------------------------------------------------------------------

-------------------------------------------------------------------------------
TAX EXMEMPT PROCEEDS FUND, INC.
ADDITIONAL INFORMATION (CONTINUED)
(UNAUDITED)
===============================================================================

INFORMATION ABOUT THE INVESTMENT MANAGEMENT CONTRACT (continued)


  2) The performance of the Fund and the Manager.

The Directors reviewed the investment performance of the Fund, both on an absolute basis and on a gross basis, as compared to various Lipper peer group categories ("Performance Peer Groups") for the one-month, one-, three-, five- and ten-year periods ended July 31, 2006. The Performance Peer Groups were comprised of: (i) the Fund and twelve other retail no-load tax-exempt money market funds, as classified by Lipper, (ii) the Fund and one other tax-exempt money market fund advised by the Manager, and (iii) the Fund and all other retail tax-exempt money market funds in the Lipper universe regardless of asset size or primary channel of distribution. The Manager advised the Directors that it does not advise or subadvise other types of accounts, such as institutional and pension accounts, with a similar investment policy to the Fund's. The Directors used the Fund's performance against the Performance Peer Groups to provide objective comparative benchmarks against which they could assess the Fund's performance. The Directors considered those comparisons as helpful in their assessment as to whether the Manager was obtaining for the Fund's shareholders the performance that was available in the marketplace given the Fund's investment objectives, strategies, limitations and restrictions. The Directors noted that the performance of the Fund was satisfactory.

In connection with its assessment of the overall performance of the Manager, the Directors considered the Manager's financial condition and whether it has the resources necessary to continue to carry out its obligations under the Investment Management Contract. The Directors concluded that the Manager had the financial resources necessary to continue to perform its obligations under the Investment Management Contract and to continue to provide the high quality services that it had provided to the Fund to date.

  3) The cost of the advisory services and the profits to the Manager and its affiliates from the relationship with the Fund.

In connection with the Director's consideration of the level of the management fee, the Directors considered a number of factors. The Directors compared the level of the management fee for the Fund against the advisory fees charged to funds in the Performance Peer Groups and the Fund's management fee (which includes payment for administrative services as well as investment advisory services) against fees covering both advisory and administrative services charged by the funds in the Performance Peer Groups. The Directors also considered comparative total fund expenses of the Fund and the Performance Peer Groups. The Directors used this fee information and total expense data as a guide to help assess the reasonableness of the Fund's management fee, although the Directors acknowledged that it was difficult to make precise comparisons with other funds since the exact nature of services provided under the Performance Peer Group fund agreements is often not apparent. The Directors also viewed the Performance Peer Group fee information as a whole as useful in assessing whether the Manager was providing services at a cost that was competitive with other, similar funds. In assessing this information, the Directors considered both the comparative contract rates as well as the level of the management fees after waivers and/or reimbursements. The Board noted that the contract rates of the Fund's management fee was reasonable when compared to the advisory fees and combined advisory and administrative fees of the Performance Peer Groups and noted that its gross expense ratio was the lowest among the twelve other retail no-load tax-exempt money market funds, as classified by Lipper. The Board further observed that the total expense ratio of the Fund was satisfactory when compared to the expense ratio of the funds in the Performance Peer Groups. The Directors also noted that the Manager did not advise or sub-advise any other types of accounts, such as institutional or pension accounts, with similar investment policies to the Fund's. The Directors concluded that the level of the management fee was reasonable in light of these factors.


-------------------------------------------------------------------------------

-------------------------------------------------------------------------------



===============================================================================


INFORMATION ABOUT THE INVESTMENT MANAGEMENT CONTRACT (continued)


  3) The cost of the advisory services and the profits to the Manager and its affiliates from the relationship with the Fund (continued).

The Directors also considered the profitability to the Manager and its affiliates arising out of their relationships with the Fund. In this regard the Directors reviewed profitability data relating to the Manager and its affiliates for the year ended December 31, 2005. The Directors considered revenues received by the Manager with respect to the Fund and also reviewed the revenues derived by the Manager and its affiliates from the fund complex as a whole. The Directors concluded that the profitability of the Fund to the Manager and its affiliates was not excessive.

  4) The extent to which economies of scale will be realized as the Fund grows and whether fee levels reflect those economies of scale.

The Directors reviewed the Performance Peer Group data to assess whether the Performance Peer Group funds had advisory or administrative fee breakpoints and, if so, at what asset levels. The Directors concluded that they were unable to assess at this time whether economies of scale would be realized if the Fund were to experience significant asset growth in the future; however, they noted that the current fee structure did contain breakpoints which would decrease the rate of the management fee at higher asset levels. In the event there were significant asset growth in the future, the Directors determined to reassess whether the management fee appropriately took into account any economies of scale that had been realized as a result of that growth.

  5) Other Factors.

In addition to the above factors, the Directors also observed that under the Investment Management Contract the Manager bears the cost of, or reimburses the Fund for, all other expenses of the Fund. The Directors also discussed the unique services the Fund offers its governmental shareholders and the operational aspects of these services, specifically created by the Manager for the unique needs of these types of shareholders.

Based on a consideration of all these factors in their totality, the Directors, including all of the disinterested Directors, determined that the Fund's management fee was fair and reasonable with respect to the quality of the services that the Manager provides and in light of the other factors described above that the Directors deemed relevant. The Directors based their decision on evaluations of all these factors as a whole and did not consider any one factor as all-important or controlling.

--------------------------------------------------------------------------------

-------------------------------------------------------------------------------

                                                                TAX EXEMPT
                                                                PROCEEDS
                                                                FUND, INC.









-------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's objectives and policies, experience of its management, marketability of shares, and other information.
-------------------------------------------------------------------------------






Tax Exempt Proceeds Fund, Inc.
     600 Fifth Avenue
     New York, New York 10020


Manager
     Reich & Tang Asset Management, LLC
     600 Fifth Avenue
     New York, New York 10020


Custodian
     The Bank of New York
     2 Hanson Place, 7th Floor
     Brooklyn, New York 11217


Transfer Agent &
    Dividend Disbursing Agent
     Reich & Tang Services, Inc.
     600 Fifth Avenue
     New York, New York 10020





TEP12/06S





                                                         Semi-Annual Report
                                                          December 31, 2006
                                                             (Unaudited)


-------------------------------------------------------------------------------

ITEM 2:  CODE OF ETHICS

Not Applicable (disclosure required in annual report on N-CSR only).

ITEM 3:    AUDIT COMMITTEE FINANCIAL EXPERT

Not Applicable (disclosure required in annual report on N-CSR only).

ITEM 4:    PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Applicable (disclosure required in annual report on N-CSR only).

ITEM 5:    AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable.

ITEM 6:    SCHEDULE OF INVESTMENTS

Schedule of Investments in securities of unaffiliated issuers is included under
Item 1.

ITEM 7: DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 8: PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not Applicable.

ITEM 9:    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors that were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A, or this Item 9.

ITEM 10:   CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

ITEM 11:   EXHIBITS

(a)(1)   Not Applicable (disclosure required in annual report on N-CSR only).

(a)(2)   Certifications of Principal Executive Officer and Principal Financial
         Officer, under Rule 30a-2 of   the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b) Certifications of Principal Executive Officer and Principal Financial Officer, under Section 906 of the Sarbanes-Oxley Act of 2002 and 18 U.S.C. ss.1350.

                                     SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Tax Exempt Proceeds Fund, Inc.

 By (Signature and Title)*          /s/ Rosanne Holtzer
                                    -------------------
                                    Rosanne Holtzer, Secretary
Date: March 7, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Steven W. Duff
                                    ------------------
                                    Steven W. Duff, President

Date: March 7, 2007

By (Signature and Title)*           /s/ Anthony Pace
                                    ----------------
                                    Anthony Pace, Treasurer

Date: March 7, 2007

* Print the name and title of each signing officer under his or her signature.